TAXES ON INCOME (Schedule of Taxes on Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current	$ 1,197	$ 2,355	$ 2,380
Deferred	(3,006)	1,997	2,310
Domestic	2,790	4,385	2,938
Foreign	(4,599)	(33)	1,752
Taxes on income	$ (1,809)	$ 4,352	$ 4,690